Related Parties Transactions And Balances (Schedule Of Related Parties Transactions And Balances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Parties Transactions And Balances [Abstract]
Sales to affiliated companies	$ 20,256	[1]	$ 33,124	[1]	$ 39,929	[1]
Participation in expenses	3,923		3,955		4,217
Supplies from affiliated companies	44,840	[2]	57,339	[2]	64,058	[2]
Trade receivables and other receivables	21,696	[1]	20,970	[1]
Trade payables	$ 17,767	[2]	$ 30,955	[2]

[1]	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
[2]	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company, from Opgal.